UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05639

                                                                                Pacholder High Yield Fund, Inc.

(Exact name of registrant as specified in charter)

                                                             8044 Montgomery Road, Suite 555, Cincinnati, OH 45236

(Address of principal executive offices)    (Zip code)

                                      Pacholder High Yield Fund, Inc., 8044 Montgomery Road, Suite 555, Cincinnati, OH 45236

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-480-4111

Date of fiscal year end: December 31

Date of reporting period:      July 1, 2008 through June 30, 2009

Item 1. Proxy Voting Record.

**** FORM N-Px REPORT ****

ICA File Number: 811-05639

Reporting Period: 07/01/2008 - 06/30/2009

Pacholder High Yield Fund, Inc.

===== PACHOLDER HIGH YIELD FUND, INC. =====

ABOVENET, INC.

Ticker: ABVT	Security ID: 00374N107
Meeting Date: JUN 25, 2009	Meeting Type: Annual
Record Date: MAY 11, 2009

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director Jeffrey A. Brodsky	For	For	Management
1.2	Elect Director Michael J. Embler	For	For	Management
1.3	Elect Director William G. LaPerch	For	For	Management
1.4	Elect Director Richard Postma	For	For	Management
1.5	Elect Director Richard Shorten, Jr.	For	For	Management
1.6	Elect Director Stuart Subotnick	For	For	Management
2	Ratify Auditors	For	For	Management

CONSTAR INTERNATIONAL, INC.

Ticker: CNSTQ	Security ID: 21036UAA5
Meeting Date: APR 9, 2009	Meeting Type: Written Consent
Record Date: FEB 3, 2009

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1	Plan of Reorganization	For	For	Management

DELTA AIR LINES, INC.

Ticker: DAL	Security ID: 247361702
Meeting Date: SEP 25, 2008	Meeting Type: Special
Record Date: JUL 29, 2008

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1	Issue Shares in Connection with	For	For	Management
Acquisition
2	Amend Omnibus Stock Plan	For	For	Management

DELTA AIR LINES, INC.

Ticker: DAL	Security ID: 247361702
Meeting Date: JUN 22, 2009	Meeting Type: Annual
Record Date: APR 24, 2009

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1	Elect Director Richard H. Anderson	For	For	Management
2	Elect Director Roy J. Bostock	For	Against	Management
3	Elect Director John S. Brinzo	For	For	Management
4	Elect Director Daniel A. Carp	For	For	Management
5	Elect Director John M. Engler	For	For	Management
6	Elect Director Mickey P. Foret	For	For	Management
7	Elect Director David R. Goode	For	For	Management
8	Elect Director Paula Rosput Reynolds	For	For	Management
9	Elect Director Kenneth C. Rogers	For	For	Management
10	Elect Director Rodney E. Slater	For	For	Management
11	Elect Director Douglas M. Steenland	For	For	Management
12	Elect Director Kenneth B. Woodrow	For	For	Management
13	Ratify Auditors	For	For	Management
14	Provide for Cumulative Voting	Against	Against	Shareholder

MIRANT CORP

Ticker: MIR.XA	Security ID: 60467R100
Meeting Date: MAY 7, 2009	Meeting Type: Annual
Record Date: MAR 9, 2009

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director Thomas W. Cason	For	Withhold	Management
1.2	Elect Director A.D. (Pete) Correll	For	Withhold	Management
1.3	Elect Director Terry G. Dallas	For	Withhold	Management
1.4	Elect Director Thomas H. Johnson	For	Withhold	Management
1.5	Elect Director John T. Miller	For	Withhold	Management
1.6	Elect Director Edward R. Muller	For	Withhold	Management
1.7	Elect Director Robert C. Murray	For	Withhold	Management
1.8	Elect Director John M. Quain	For	Withhold	Management
1.9	Elect Director William L. Thacker	For	Withhold	Management
2	Ratify Auditors	For	For	Management
3	Report on Reducing GHGs from Products	Against	Against	Shareholder
and Operations

PORTOLA PACKAGING, INC

Ticker: - -	Security ID: 737008AD4
Meeting Date: AUG 29, 2008	Meeting Type: Written Consent
Record Date: JUL 29, 2008

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1	Vote of Class 3 Senior Note Claim	For	For	Management

QUEBECOR WORLD CAP CORP

Ticker: - -	Security ID: 7481F1AD8
Meeting Date: JUN 18, 2009	Meeting Type: Written Consent
Record Date: MAY 8, 2009

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1	The Plan	For	For	Management

QUEBECOR WORLD INC.

Ticker: IQW	Security ID: 748203AA4
Meeting Date: JUN 18, 2009	Meeting Type: Written Consent
Record Date: MAY 8, 2009

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1	The Plan	For	For	Management

QUEBECOR WORLD ULC

Ticker: - -	Security ID: 74820QAA3
Meeting Date: JUN 18, 2009	Meeting Type: Written Consent
Record Date: MAY 8, 2009

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1	The Plan	For	For	Management

SPECTRUM BRANDS, INC.

Ticker: SPCB	Security ID: 84762LAA3
Meeting Date: MAY 29, 2009	Meeting Type: Written Consent
Record Date: APR 9, 2009

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1	Accepts The Plan	For	For	Management

SPECTRUM BRANDS, INC.

Ticker: SPCB	Security ID: 84762LAB1
Meeting Date: MAY 29, 2009	Meeting Type: Written Consent
Record Date: APR 9, 2009

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1	Accepts The Plan	For	For	Management

TIME WARNER CABLE INC.

Ticker: TWC	Security ID: 88732J207
Meeting Date: JUN 3, 2009	Meeting Type: Annual
Record Date: APR 8, 2009

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1	Elect Director Carole Black	For	For	Management
2	Elect Director Glenn A. Britt	For	For	Management
3	Elect Director Thomas H. Castro	For	For	Management
4	Elect Director David C. Chang	For	For	Management
5	Elect Director James E. Copeland, Jr.	For	For	Management
6	Elect Director Peter R. Haje	For	For	Management
7	Elect Director Donna A. James	For	For	Management
8	Elect Director Don Logan	For	For	Management
9	Elect Director N.J. Nicholas, Jr.	For	For	Management
10	Elect Director Wayne H. Pace	For	For	Management
11	Elect Director Edward D. Shirley	For	For	Management
12	Elect Director John E. Sununu	For	For	Management
13	Ratify Auditors	For	For	Management

XO HOLDINGS, INC.

Ticker: XOHO	Security ID: 98417K106
Meeting Date: JUN 16, 2009	Meeting Type: Annual
Record Date: APR 21, 2009

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director Carl C. Icahn	For	Withhold	Management
1.2	Elect Director Carl J. Grivner	For	Withhold	Management
1.3	Elect Director David S. Schechter	For	Withhold	Management
1.4	Elect Director Adam Dell	For	For	Management
1.5	Elect Director Fredrik C. Gradin	For	For	Management
1.6	Elect Director Vincent J. Intrieri	For	Withhold	Management
1.7	Elect Director Robert L. Knauss	For	For	Management
1.8	Elect Director Keith Meister	For	Withhold	Management

===== END NPX REPORT =====

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pacholder High Yield Fund, Inc.

By (Signature and Title) /s/ George Gatch

George C.W. Gatch, President

Date August 26, 2008

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the principal executive officer on behalf of the registrant and on the date indicated.

By (Signature and Title)* /s/ George Gatch

George C.W. Gatch, President

Date August 26, 2009

* Print the name and title of each signing officer under his or her signature.